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FIRST QUARTER REPORT
June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF

Portfolio of Investments
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks 99 .7%
Communication Services 2.3%
Diversified Telecommunication Services
0.6%
Bandwidth, Inc., Class A
(a)
44 2,785
IDT Corp., Class B 31 1,803
Liberty Capital Corp., Class C
(a)
49 1,056
Liberty Latin America Ltd., Class C
(a)
177 1,379
Lumen Technologies, Inc.
(a)
1,427 10,960
Shenandoah Telecommunications Co. 74 1,116
Uniti Group, Inc. 344 3,946
Total 23,045
Entertainment 0.7%
Cinemark Holdings, Inc. 157 4,981
IMAX Corp.
(a)
67 2,671
Lionsgate Studios Corp.
(a)
297 4,547
Madison Square Garden Entertainment Corp.
(a)
58 4,692
Playtika Holding Corp. 118 439
Sphere Entertainment Co.
(a)
41 7,093
Total 24,423
Interactive Media & Services 0.3%
Angi, Inc.
(a)
43 256
Bumble, Inc., Class A
(a)
139 445
Cargurus, Inc.
(a)
110 3,750
Cars.com, Inc.
(a)
68 744
EverQuote, Inc., Class A
(a)
41 975
MediaAlpha, Inc., Class A
(a)
42 528
Nextdoor Holdings, Inc.
(a)
341 774
QuinStreet, Inc.
(a)
79 1,157
Shutterstock, Inc. 38 530
Taboola.com Ltd.
(a)
178 890
Yelp, Inc.
(a)
80 1,962
ZoomInfo Technologies, Inc.
(a)
347 1,017
Total 13,028
Media 0.5%
Cable One, Inc.
(a)
7 372
Clear Channel Outdoor Holdings, Inc.
(a)
575 1,392
DoubleVerify Holdings, Inc.
(a)
201 2,179
Entravision Communications Corp., Class A 90 1,174
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Gray Media, Inc. 129 512
Ibotta, Inc., Class A
(a)
14 478
iHeartMedia, Inc., Class A
(a)
176 755
John Wiley & Sons, Inc., Class A 60 2,911
Magnite, Inc.
(a)
211 4,004
MNTN, Inc., Class A
(a)
25 230
Optimum Communications, Inc., Class A
(a)
407 590
PubMatic, Inc., Class A
(a)
57 748
Scholastic Corp. 25 1,150
Sinclair, Inc. 63 898
Stagwell, Inc.
(a)
163 1,211
USA TODAY Co., Inc.
(a)
179 1,530
Total 20,134
Wireless Telecommunication Services
0.2%
Gogo, Inc.
(a)
118 366
Telephone & Data Systems, Inc. 148 5,477
Total 5,843
Total Communication Services 86,473
Consumer Discretionary 9.1%
Automobile Components 1.1%
Adient PLC
(a)
113 2,077
Cooper-Standard Holdings, Inc.
(a)
25 676
Dana, Inc. 156 4,245
Dauch Corp.
(a)
334 1,810
Dorman Products, Inc.
(a)
38 5,184
Garrett Motion, Inc. 259 9,384
Gentherm, Inc.
(a)
44 1,501
LCI Industries 34 3,600
Phinia, Inc. 53 4,366
Standard Motor Products, Inc. 31 1,208
Strattec Security Corp.
(a)
6 489
Versigent PLC
(a)
103 4,327
Visteon Corp. 38 3,770
Total 42,637
Automobiles 0.0%
Winnebago Industries, Inc. 40 1,250

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Broadline Retail 0.1%
Kohl's Corp. 159 2,818
Pattern Group, Inc., Class A
(a)
48 1,209
Total 4,027
Distributors 0.1%
GigaCloud Technology, Inc., Class A
(a)
39 1,232
Gold.com, Inc. 29 1,207
Total 2,439
Diversified Consumer Services 1.2%
American Public Education, Inc.
(a)
25 1,343
Carriage Services, Inc. 21 805
Covista, Inc.
(a)
48 5,984
Driven Brands Holdings, Inc.
(a)
88 1,227
Frontdoor, Inc.
(a)
102 7,913
Graham Holdings Co., Class B 4 4,566
Laureate Education, Inc.
(a)
190 6,900
Lincoln Educational Services Corp.
(a)
43 2,146
McGraw Hill, Inc.
(a)
37 350
OneSpaWorld Holdings Ltd. 143 4,038
Perdoceo Education Corp. 89 2,848
Strategic Education, Inc. 32 2,452
Stride, Inc.
(a)
61 5,261
Total 45,833
Hotels, Restaurants & Leisure 1.7%
Biglari Holdings, Inc., Class B
(a)
3 1,278
BJ's Restaurants, Inc.
(a)
29 1,761
Bloomin' Brands, Inc. 124 1,133
Brightstar Lottery PLC 147 1,576
Brinker International, Inc.
(a)
62 10,417
Cheesecake Factory, Inc. 67 5,330
Dine Brands Global, Inc. 18 646
El Pollo Loco Holdings, Inc.
(a)
41 695
Hilton Grand Vacations, Inc.
(a)
87 4,556
Jack in the Box, Inc.
(a)
25 395
Krispy Kreme, Inc.
(a)
138 487
Lindblad Expeditions Holdings, Inc.
(a)
72 2,033
Marriott Vacations Worldwide Corp. 46 4,686
Monarch Casino & Resort, Inc. 17 2,237
Papa John's International, Inc. 47 1,728
Penn Entertainment, Inc.
(a)
191 4,080
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Pursuit Attractions & Hospitality, Inc.
(a)
30 1,679
Red Rock Resorts, Inc., Class A 68 4,424
Rush Street Interactive, Inc.
(a)
147 4,372
Super Group SGHC Ltd. 239 3,238
United Parks & Resorts, Inc.
(a)
67 3,199
Wendy's Co. 254 2,106
Total 62,056
Household Durables 2.0%
Cavco Industries, Inc.
(a)
11 6,758
Century Communities, Inc. 37 2,651
Champion Homes, Inc.
(a)
79 6,961
Ethan Allen Interiors, Inc. 34 760
Green Brick Partners, Inc.
(a)
58 4,642
Helen of Troy Ltd.
(a)
33 959
Hovnanian Enterprises, Inc., Class A
(a)
7 997
Installed Building Products, Inc. 34 7,815
KB Home 88 5,508
La-Z-Boy, Inc. 59 2,367
Leggett & Platt, Inc. 195 2,283
LGI Homes, Inc.
(a)
29 1,847
M/I Homes, Inc.
(a)
36 5,788
Meritage Homes Corp. 95 7,966
Newell Brands, Inc. 613 3,764
Sonos, Inc.
(a)
172 2,327
Taylor Morrison Home Corp.
(a)
131 9,399
Total 72,792
Leisure Products 0.4%
Callaway Golf Co.
(a)
220 4,134
Peloton Interactive, Inc., Class A
(a)
586 3,463
Polaris, Inc. 78 5,338
Smith & Wesson Brands, Inc. 63 948
Sturm Ruger & Co., Inc. 20 757
Total 14,640
Specialty Retail 2.0%
Abercrombie & Fitch Co., Class A
(a)
64 5,761
Academy Sports & Outdoors, Inc. 90 4,242
American Eagle Outfitters, Inc. 229 3,939
Arko Corp. 109 875
Asbury Automotive Group, Inc.
(a)
27 5,429
Bob's Discount Furniture, Inc.
(a)
45 712

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Boot Barn Holdings, Inc.
(a)
44 7,228
Buckle, Inc. 46 1,941
Build-A-Bear Workshop, Inc. 17 520
Citi Trends, Inc.
(a)
11 636
Designer Brands, Inc., Class A 52 303
Genesco, Inc.
(a)
14 473
Lands' End, Inc.
(a)
14 147
MarineMax, Inc.
(a)
29 1,062
Monro, Inc. 34 582
National Vision Holdings, Inc.
(a)
114 2,167
Petco Health & Wellness Co., Inc.
(a)
221 601
RealReal, Inc.
(a)
161 1,898
Revolve Group, Inc.
(a)
60 1,373
RH
(a)
23 3,789
Sally Beauty Holdings, Inc.
(a)
138 1,951
Shoe Station Group, Inc. 26 386
Signet Jewelers Ltd. 57 4,913
Sonic Automotive, Inc., Class A 15 1,272
Stitch Fix, Inc., Class A
(a)
161 662
Upbound Group, Inc. 79 1,676
Urban Outfitters, Inc.
(a)
71 5,031
Victoria's Secret & Co.
(a)
101 8,432
Warby Parker, Inc., Class A
(a)
148 4,490
Total 72,491
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.
(a)
164 3,045
Carter's, Inc. 51 2,099
Ermenegildo Zegna NV 107 1,393
Figs, Inc., Class A
(a)
223 2,281
G-III Apparel Group Ltd. 52 1,753
Kontoor Brands, Inc. 79 6,584
Movado Group, Inc. 22 865
Wolverine World Wide, Inc. 118 1,951
Total 19,971
Total Consumer Discretionary 338,136
Consumer Staples 1.9%
Beverages 0.2%
Boston Beer Co., Inc., Class A
(a)
11 1,947
National Beverage Corp.
(a)
35 1,092
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Vita Coco Co., Inc.
(a)
72 4,762
Total 7,801
Consumer Staples Distribution & Retail
0.4%
Ingles Markets, Inc., Class A 21 1,860
PriceSmart, Inc. 38 7,423
United Natural Foods, Inc.
(a)
87 3,973
Weis Markets, Inc. 18 1,410
Yesway, Inc., Class A
(a)
24 487
Total 15,153
Food Products 0.5%
B&G Foods, Inc. 113 450
Cal-Maine Foods, Inc. 63 5,076
Del Monte Corp. 57 1,591
Dole PLC 112 1,537
Flowers Foods, Inc. 288 2,275
J&J Snack Foods Corp. 21 1,542
John B Sanfilippo & Son, Inc. 13 1,118
Marzetti Co. 28 3,196
Mission Produce, Inc.
(a)
71 837
Seneca Foods Corp., Class A
(a)
7 1,218
Simply Good Foods Co.
(a)
121 1,607
Utz Brands, Inc. 106 816
Total 21,263
Household Products 0.4%
Central Garden & Pet Co., Class A
(a)
73 2,830
Energizer Holdings, Inc. 89 1,908
Oil-Dri Corp. of America 14 1,431
Spectrum Brands Holdings, Inc. 32 2,744
WD-40 Co. 20 4,873
Total 13,786
Personal Care Products 0.3%
BellRing Brands, Inc.
(a)
168 2,174
Coty, Inc., Class A
(a)
553 1,194
Edgewell Personal Care Co. 67 1,800
Herbalife Ltd.
(a)
148 1,946
Interparfums, Inc. 27 3,020
Olaplex Holdings, Inc.
(a)
193 396
Total 10,530

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Tobacco 0.1%
Universal Corp. 36 1,878
Total Consumer Staples 70,411
Energy 5.8%
Energy Equipment & Services 2.8%
Archrock, Inc. 249 10,136
Bristow Group, Inc. 42 1,735
Cactus, Inc., Class A 100 5,123
Core Laboratories, Inc. 66 769
Expro Group Holdings NV
(a)
164 2,422
Flowco Holdings, Inc., Class A 52 1,110
Forum Energy Technologies, Inc.
(a)
15 753
Helix Energy Solutions Group, Inc.
(a)
200 1,748
Helmerich & Payne, Inc. 140 4,584
HMH Holding, Inc., Class A
(a)
16 300
Innovex International, Inc.
(a)
65 1,612
Kodiak Gas Services, Inc. 146 10,968
Liberty Energy, Inc. 233 6,102
Nabors Industries Ltd.
(a)
20 1,680
National Energy Services Reunited Corp.
(a)
129 3,861
Noble Corp. PLC 186 6,938
Oceaneering International, Inc.
(a)
143 5,794
Oil States International, Inc.
(a)
81 649
Patterson-UTI Energy, Inc. 531 4,875
ProPetro Holding Corp.
(a)
165 2,366
RPC, Inc. 160 933
Seadrill Ltd.
(a)
91 3,442
Select Water Solutions, Inc. 166 3,317
TETRA Technologies, Inc.
(a)
200 2,266
Tidewater, Inc.
(a)
68 4,531
Transocean Ltd.
(a)
1,477 7,223
Valaris Ltd.
(a)
70 5,082
Total 100,319
Oil, Gas & Consumable Fuels 3.0%
Amplify Energy Corp.
(a)
46 183
Ardmore Shipping Corp. 50 701
California Resources Corp. 118 6,239
CNX Resources Corp.
(a)
198 6,718
Core Natural Resources, Inc. 72 5,761
Crescent Energy Co., Class A 405 3,977
Issuer . Shares
.
Value ($)
Common Stocks (continued)
CVR Energy, Inc. 43 1,184
Delek U.S. Holdings, Inc. 87 4,420
DHT Holdings, Inc. 209 3,455
Diversified Energy Co. 89 1,234
Dorian LPG Ltd. 54 1,878
Excelerate Energy, Inc., Class A 46 1,748
FLEX LNG Ltd.
(a)
45 1,263
Granite Ridge Resources, Inc. 94 415
Green Plains, Inc.
(a)
99 1,523
Gulfport Energy Corp.
(a)
26 4,412
HighPeak Energy, Inc. 33 231
Infinity Natural Resources, Inc., Class A
(a)
4 51
International Seaways, Inc. 61 4,672
Magnolia Oil & Gas Corp., Class A 267 6,829
Murphy Oil Corp. 197 6,414
Navigator Holdings Ltd. 48 894
Nordic American Tankers Ltd. 292 1,618
Par Pacific Holdings, Inc.
(a)
71 3,982
PBF Energy, Inc., Class A 142 6,464
Peabody Energy Corp. 166 3,838
PrimeEnergy Resources Corp.
(a)
1 167
REX American Resources Corp.
(a)
42 1,896
Riley Exploration Permian, Inc. 21 692
Ring Energy, Inc.
(a)
333 360
SandRidge Energy, Inc. 46 630
Scorpio Tankers, Inc. 65 4,502
SFL Corp. Ltd. 156 1,591
SM Energy Co. 347 9,056
Talos Energy, Inc.
(a)
181 2,337
Teekay Corp. Ltd. 80 800
Teekay Tankers Ltd., Class A 35 2,270
VAALCO Energy, Inc. 148 752
World Kinect Corp. 72 2,372
Total 107,529
Total Energy 207,848
Financials 18.3%
Banks 8.8%
1st Source Corp. 32 2,611
Amalgamated Financial Corp. 33 1,515
Ameris Bancorp 116 10,470

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Associated Banc-Corp. 260 8,000
Axos Financial, Inc.
(a)
100 9,739
Banc of California, Inc. 274 5,598
Bancorp, Inc.
(a)
72 4,510
Bank of NT Butterfield & Son Ltd. 72 4,284
BankUnited, Inc. 132 6,395
Banner Corp. 61 4,053
Burke & Herbert Financial Services Corp. 31 2,228
Business First Bancshares, Inc. 56 1,721
Byline Bancorp, Inc. 59 2,222
Camden National Corp. 30 1,627
Capitol Federal Financial, Inc. 214 1,821
Carter Bankshares, Inc. 39 1,326
Cathay General Bancorp 117 7,253
Central Pacific Financial Corp. 47 1,795
City Holding Co. 25 3,316
CNB Financial Corp. 52 1,753
Colony Bankcorp, Inc. 37 743
Community Trust Bancorp, Inc. 32 2,316
Community West Bancshares 45 1,209
ConnectOne Bancorp, Inc. 87 2,909
Customers Bancorp, Inc.
(a)
58 4,588
Eastern Bankshares, Inc. 392 8,718
First BanCorp 277 7,221
First Bancorp/Southern Pines NC 75 4,795
First Busey Corp. 148 4,366
First Financial Bancorp 190 6,428
First Financial Corp. 21 1,626
First Merchants Corp. 113 4,937
First Mid Bancshares, Inc. 44 2,116
Fulton Financial Corp. 347 8,394
Great Southern Bancorp, Inc. 14 1,098
Hancock Whitney Corp. 147 10,984
Hanmi Financial Corp. 54 1,750
Hilltop Holdings, Inc. 72 2,792
Hingham Institution For Savings 3 921
Home Bancorp, Inc. 13 891
Independent Bank Corp. 36 1,299
International Bancshares Corp. 99 7,519
Investar Holding Corp. 22 659
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Mercantile Bank Corp. 30 1,723
Metropolitan Bank Holding Corp. 20 1,975
Northeast Bank 15 1,988
Northwest Bancshares, Inc. 256 3,881
OFG Bancorp 77 3,778
Old National Bancorp 628 16,264
Old Second Bancorp, Inc. 89 2,075
Origin Bancorp, Inc. 52 2,660
Orrstown Financial Services, Inc. 34 1,388
Pathward Financial, Inc. 38 3,308
Peapack-Gladstone Financial Corp. 28 1,325
Peoples Bancorp, Inc. 64 2,458
Preferred Bank 25 2,657
Provident Financial Services, Inc. 225 5,319
QCR Holdings, Inc. 29 2,823
Red River Bancshares, Inc. 9 822
S&T Bancorp, Inc. 65 3,190
Shore Bancshares, Inc. 56 1,285
Southern First Bancshares, Inc.
(a)
16 978
Southern Missouri Bancorp, Inc. 17 1,296
Texas Capital Bancshares, Inc. 78 8,054
Tompkins Financial Corp. 25 2,363
TriCo Bancshares 54 2,908
TrustCo Bank Corp. 31 1,702
Trustmark Corp. 100 4,601
UMB Financial Corp. 132 18,843
United Bankshares, Inc. 247 11,320
United Community Banks, Inc. 218 7,650
Univest Financial Corp. 50 2,188
Valley National Bancorp 872 12,775
WaFd, Inc. 133 5,103
WesBanco, Inc. 172 6,713
WSFS Financial Corp. 94 7,213
Total 323,142
Capital Markets 2.1%
Acadian Asset Management, Inc. 65 4,649
Artisan Partners Asset Management, Inc.,
Class A 127 4,385
BGC Group, Inc., Class A 668 7,141
BRC Group Holdings, Inc.
(a)
50 402

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Cohen & Steers, Inc. 51 3,883
Donnelley Financial Solutions, Inc.
(a)
43 1,804
Marex Group PLC 110 6,705
Miami International Holdings, Inc.
(a)
156 5,797
Patria Investments Ltd., Class A 116 1,274
Piper Sandler Cos. 126 9,115
PJT Partners, Inc., Class A 46 6,943
Ridgepost Capital, Inc., Class A 103 811
StoneX Group, Inc.
(a)
131 15,523
Victory Capital Holdings, Inc., Class A 99 8,322
Virtus Investment Partners, Inc. 11 1,579
WisdomTree, Inc. 244 4,133
Total 82,466
Consumer Finance 1.7%
Atlanticus Holdings Corp.
(a)
17 1,738
Bread Financial Holdings, Inc. 72 7,801
Dave, Inc.
(a)
18 6,707
Encore Capital Group, Inc.
(a)
38 3,545
Enova International, Inc.
(a)
43 10,351
FirstCash Holdings, Inc. 73 15,792
Happen, Inc.
(a)
205 4,252
Jefferson Capital, Inc. 39 759
LendingTree, Inc.
(a)
22 974
Nelnet, Inc., Class A 32 4,267
NerdWallet, Inc., Class A
(a)
58 537
OppFi, Inc.
(a)
102 1,013
PRA Group, Inc.
(a)
68 1,291
PROG Holdings, Inc. 71 3,309
Total 62,336
Financial Services 2.2%
Bladex, Inc. 51 3,135
Cannae Holdings, Inc. 67 965
Dlocal Ltd. 131 1,702
Enact Holdings, Inc. 49 2,240
Essent Group Ltd. 163 10,477
EVERTEC, Inc. 110 3,056
Federal Agricultural Mortgage Corp., Class C 17 3,388
Flywire Corp.
(a)
209 3,672
International Money Express, Inc.
(a)
52 751
Marqeta, Inc., Class A
(a)
632 2,566
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Merchants Bancorp 35 1,750
NCR Atleos Corp.
(a)
133 5,774
NMI Holdings, Inc.
(a)
136 5,588
Pagseguro Digital Ltd., Class A 275 2,489
Paymentus Holdings, Inc., Class A
(a)
103 2,488
Payoneer Global, Inc.
(a)
463 3,297
Paysign, Inc.
(a)
80 655
Radian Group, Inc. 240 9,041
Remitly Global, Inc.
(a)
325 7,283
Sezzle, Inc.
(a)
30 5,149
StoneCo Ltd., Class A 391 4,238
Total 79,704
Insurance 2.9%
Abacus Global Management, Inc. 60 643
CNO Financial Group, Inc. 166 8,463
Employers Holdings, Inc. 32 1,615
F&G Annuities & Life, Inc. 237 6,302
Genworth Financial, Inc.
(a)
686 6,496
Goosehead Insurance, Inc., Class A
(a)
39 1,892
Hamilton Insurance Group Ltd., Class B 115 3,903
HCI Group, Inc. 20 3,505
Heritage Insurance Holdings, Inc.
(a)
44 1,148
Horace Mann Educators Corp. 74 3,822
Kemper Corp. 107 2,885
Mercury General Corp. 49 5,224
Neptune Insurance Holdings, Inc., Class A
(a)
69 2,174
Oscar Health, Inc., Class A
(a)
442 12,606
Palomar Holdings, Inc.
(a)
47 5,940
Pelagos Insurance Capital Ltd. 81 1,972
Root, Inc., Class A
(a)
20 1,118
Safety Insurance Group, Inc. 26 1,946
Selective Insurance Group, Inc. 109 10,574
SiriusPoint Ltd.
(a)
189 4,536
Skyward Specialty Insurance Group, Inc.
(a)
68 3,968
Slide Insurance Holdings, Inc.
(a)
133 2,576
Stewart Information Services Corp. 55 3,631
Tiptree, Inc. 42 753
Trupanion, Inc.
(a)
56 1,387
United Fire Group, Inc. 39 2,045

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Universal Insurance Holdings, Inc. 47 1,944
Total 103,068
Mortgage Real Estate Investment 0.6%
Adamas Trust, Inc. 153 1,435
ARMOUR Residential REIT, Inc. 227 3,961
Dynex Capital, Inc. 392 5,139
Ellington Financial, Inc. 225 3,062
Invesco Mortgage Capital, Inc. 170 1,343
MFA Financial, Inc. 185 1,793
Orchid Island Capital, Inc. 368 2,565
Redwood Trust, Inc. 226 1,071
TPG RE Finance Trust, Inc. 126 1,055
Total 21,424
Total Financials 672,140
Health Care 19.7%
Biotechnology 10.7%
4D Molecular Therapeutics, Inc.
(a)
55 732
Abeona Therapeutics, Inc.
(a)
59 365
Absci Corp.
(a)
156 1,808
ACADIA Pharmaceuticals, Inc.
(a)
197 4,984
Achieve Life Sciences, Inc.
(a)
93 607
ADMA Biologics, Inc.
(a)
263 2,201
Agios Pharmaceuticals, Inc.
(a)
65 2,412
Akebia Therapeutics, Inc.
(a)
304 347
Aktis Oncology, Inc.
(a)
37 1,193
Alkermes PLC
(a)
190 9,955
Allogene Therapeutics, Inc.
(a)
304 632
Altimmune, Inc.
(a)
214 651
AnaptysBio, Inc.
(a)
32 2,160
Anavex Life Sciences Corp.
(a)
105 272
Annexon, Inc.
(a)
166 948
Apogee Therapeutics, Inc.
(a)
66 8,760
Arbutus Biopharma Corp.
(a)
183 878
Arcus Biosciences, Inc.
(a)
98 3,021
Arcutis Biotherapeutics, Inc.
(a)
129 3,382
Ardelyx, Inc.
(a)
276 1,408
ArriVent Biopharma, Inc.
(a)
39 1,355
ARS Pharmaceuticals, Inc.
(a)
75 601
Atrium Therapeutics, Inc.
(a)
20 269
Aurinia Pharmaceuticals, Inc.
(a)
132 2,240
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Avalo Therapeutics, Inc.
(a)
56 1,035
Beam Therapeutics, Inc.
(a)
109 3,741
Bicara Therapeutics, Inc.
(a)
44 1,306
BioCryst Pharmaceuticals, Inc.
(a)
251 2,510
Biohaven Ltd.
(a)
146 2,172
Bright Minds Biosciences, Inc.
(a)
9 632
C4 Therapeutics, Inc.
(a)
118 551
Cabaletta Bio, Inc.
(a)
167 519
Candel Therapeutics, Inc.
(a)
68 700
Capricor Therapeutics, Inc.
(a)
61 1,469
CareDx, Inc.
(a)
54 1,539
Catalyst Pharmaceuticals, Inc.
(a)
130 4,086
Celcuity, Inc.
(a)
45 4,708
Celldex Therapeutics, Inc.
(a)
89 3,312
CG oncology, Inc.
(a)
67 4,760
Climb Bio, Inc.
(a)
57 743
Cogent Biosciences, Inc.
(a)
173 6,695
Compass Therapeutics, Inc.
(a)
149 326
Corvus Pharmaceuticals, Inc.
(a)
74 1,106
Crescent Biopharma, Inc.
(a)
25 450
CRISPR Therapeutics AG
(a)
104 5,672
Cullinan Therapeutics, Inc.
(a)
53 965
Cytokinetics, Inc.
(a)
139 11,841
CytomX Therapeutics, Inc.
(a)
202 758
Damora Therapeutics, Inc.
(a)
54 1,405
Denali Therapeutics, Inc.
(a)
173 4,450
Design Therapeutics, Inc.
(a)
44 637
Dianthus Therapeutics, Inc.
(a)
53 5,166
Disc Medicine, Inc.
(a)
32 2,340
Dyne Therapeutics, Inc.
(a)
154 3,420
Editas Medicine, Inc.
(a)
166 538
Eledon Pharmaceuticals, Inc.
(a)
86 339
Emergent BioSolutions, Inc.
(a)
57 478
Erasca, Inc.
(a)
218 3,994
Evommune, Inc.
(a)
22 292
First Tracks Biotherapeutics, Inc.
(a)
40 805
Forte Biosciences, Inc.
(a)
21 446
Generate Biomedicines, Inc.
(a)
64 1,080
Geron Corp.
(a)
731 936
GRAIL, Inc.
(a)
46 3,140

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Ideaya Biosciences, Inc.
(a)
97 3,615
Immix Biopharma, Inc.
(a)
64 660
Immuneering Corp., Class A
(a)
65 324
ImmunityBio, Inc.
(a)
453 3,966
Immunome, Inc.
(a)
120 2,543
Immunovant, Inc.
(a)
94 3,622
Inhibrx Biosciences, Inc.
(a)
13 1,232
Intellia Therapeutics, Inc.
(a)
156 2,640
Invivyd, Inc.
(a)
292 255
Iovance Biotherapeutics, Inc.
(a)
452 1,880
Ironwood Pharmaceuticals, Inc.
(a)
185 779
Jade Biosciences, Inc.
(a)
57 1,267
Janux Therapeutics, Inc.
(a)
67 1,029
Kailera Therapeutics, Inc.
(a)
104 2,291
Karyopharm Therapeutics, Inc.
(a)
23 225
Keros Therapeutics, Inc.
(a)
21 225
Kiniksa Pharmaceuticals International PLC
(a)
52 3,325
Kodiak Sciences, Inc.
(a)
68 2,649
Krystal Biotech, Inc.
(a)
30 11,150
Kura Oncology, Inc.
(a)
100 1,097
Kymera Therapeutics, Inc.
(a)
83 9,518
Kyverna Therapeutics, Inc.
(a)
44 392
Larimar Therapeutics, Inc.
(a)
59 180
Lexeo Therapeutics, Inc.
(a)
72 335
MannKind Corp.
(a)
343 1,461
MapLight Therapeutics, Inc.
(a)
9 323
MeiraGTx Holdings PLC
(a)
82 1,108
MiMedx Group, Inc.
(a)
138 531
Mineralys Therapeutics, Inc.
(a)
76 2,050
Mirum Pharmaceuticals, Inc.
(a)
58 6,790
Monopar Therapeutics, Inc.
(a)
5 463
Monte Rosa Therapeutics, Inc.
(a)
69 1,670
Myriad Genetics, Inc.
(a)
103 588
Novavax, Inc.
(a)
182 1,714
Nurix Therapeutics, Inc.
(a)
114 2,766
Nuvalent, Inc., Class A
(a)
61 7,534
Ocugen, Inc.
(a)
388 594
Olema Pharmaceuticals, Inc.
(a)
79 988
ORIC Pharmaceuticals, Inc.
(a)
73 791
Oruka Therapeutics, Inc.
(a)
59 5,615
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Ovid therapeutics, Inc.
(a)
197 530
Palisade Bio, Inc.
(a)
200 418
Palvella Therapeutics, Inc.
(a)
12 1,834
Perspective Therapeutics, Inc.
(a)
105 358
Praxis Precision Medicines, Inc.
(a)
30 10,044
Precigen, Inc.
(a)
186 1,060
Prime Medicine, Inc.
(a)
111 410
Protagonist Therapeutics, Inc.
(a)
71 8,703
Prothena Corp. PLC
(a)
54 529
PTC Therapeutics, Inc.
(a)
93 7,586
Recursion Pharmaceuticals, Inc., Class A
(a)
549 2,015
REGENXBIO, Inc.
(a)
55 659
Relay Therapeutics, Inc.
(a)
191 3,574
Replimune Group, Inc.
(a)
89 985
Rezolute, Inc.
(a)
94 489
Rhythm Pharmaceuticals, Inc.
(a)
77 8,549
Rigel Pharmaceuticals, Inc.
(a)
21 822
Rocket Pharmaceuticals, Inc.
(a)
121 414
Sagimet Biosciences, Inc., Class A
(a)
68 526
Sana Biotechnology, Inc.
(a)
203 708
Sarepta Therapeutics, Inc.
(a)
118 2,120
Savara, Inc.
(a)
124 764
Scholar Rock Holding Corp.
(a)
112 6,160
SELLAS Life Sciences Group, Inc.
(a)
216 3,188
Sionna Therapeutics, Inc.
(a)
31 1,364
Solid Biosciences, Inc.
(a)
91 909
Spyre Therapeutics, Inc.
(a)
90 7,990
Stoke Therapeutics, Inc.
(a)
60 1,963
Sutro Biopharma, Inc.
(a)
17 564
Syndax Pharmaceuticals, Inc.
(a)
94 2,055
Tango Therapeutics, Inc.
(a)
124 3,876
Taysha Gene Therapies, Inc.
(a)
278 1,893
Tectonic Therapeutic, Inc.
(a)
11 378
Tenax Therapeutics, Inc.
(a)
28 407
TG Therapeutics, Inc.
(a)
165 9,065
Tonix Pharmaceuticals Holding Corp.
(a)
19 242
Travere Therapeutics, Inc.
(a)
105 5,965
Twist Bioscience Corp.
(a)
69 7,099
Tyra Biosciences, Inc.
(a)
52 1,661
Ultragenyx Pharmaceutical, Inc.
(a)
105 3,506

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Unicycive Therapeutics, Inc.
(a)
28 131
Upstream Bio, Inc.
(a)
42 291
UroGen Pharma Ltd.
(a)
45 1,656
Vanda Pharmaceuticals, Inc.
(a)
66 404
Vaxcyte, Inc.
(a)
164 9,533
Vera Therapeutics, Inc.
(a)
68 2,918
Veracyte, Inc.
(a)
91 5,344
Verastem, Inc.
(a)
93 355
Vericel Corp.
(a)
59 2,625
Vir Biotechnology, Inc.
(a)
156 1,590
Viridian Therapeutics, Inc.
(a)
120 2,204
Vor BioPharma, Inc.
(a)
63 1,160
Xencor, Inc.
(a)
82 1,320
Xenon Pharmaceuticals, Inc.
(a)
106 6,398
XOMA Royalty Corp.
(a)
20 850
Zenas Biopharma, Inc.
(a)
40 1,015
Zentalis Pharmaceuticals, Inc.
(a)
54 262
Zymeworks, Inc.
(a)
82 2,143
Total 384,009
Health Care Equipment & Supplies 3.1%
Alphatec Holdings, Inc.
(a)
207 1,791
AngioDynamics, Inc.
(a)
62 807
Artivion, Inc.
(a)
79 1,775
AtriCure, Inc.
(a)
83 2,322
Avanos Medical, Inc.
(a)
77 1,916
Bioventus, Inc., Class A
(a)
81 765
Cerus Corp.
(a)
331 967
CONMED Corp. 51 1,669
Dentsply Sirona, Inc. 341 3,618
Embecta Corp. 94 306
Enovis Corp.
(a)
96 1,987
Glaukos Corp.
(a)
96 13,416
Haemonetics Corp.
(a)
76 5,700
ICU Medical, Inc.
(a)
42 6,157
Inspire Medical Systems, Inc.
(a)
47 2,097
Integer Holdings Corp.
(a)
57 5,327
Integra LifeSciences Holdings Corp.
(a)
114 2,047
iRadimed Corp. 14 1,338
IRhythm Holdings, Inc.
(a)
55 6,542
Lantheus Holdings, Inc.
(a)
107 11,870
Issuer . Shares
.
Value ($)
Common Stocks (continued)
LeMaitre Vascular, Inc. 36 3,455
LivaNova PLC
(a)
94 7,729
Merit Medical Systems, Inc.
(a)
99 6,865
MiniMed Group, Inc.
(a)
48 718
Neogen Corp.
(a)
369 3,317
Novocure Ltd.
(a)
178 2,697
Omnicell, Inc.
(a)
75 3,114
QuidelOrtho Corp.
(a)
116 2,032
RxSight, Inc.
(a)
67 323
SI-BONE, Inc.
(a)
72 1,175
Tactile Systems Technology, Inc.
(a)
37 1,102
Tandem Diabetes Care, Inc.
(a)
109 1,645
TransMedics Group, Inc.
(a)
57 3,786
UFP Technologies, Inc.
(a)
13 3,447
Total 113,822
Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc.
(a)
147 4,341
AdaptHealth Corp.
(a)
148 1,542
Addus HomeCare Corp.
(a)
31 3,115
agilon health, Inc.
(a)
20 2,144
Alignment Healthcare, Inc.
(a)
334 7,952
AMN Healthcare Services, Inc.
(a)
66 2,136
Astrana Health, Inc.
(a)
68 3,156
Aveanna Healthcare Holdings, Inc.
(a)
143 1,226
BrightSpring Health Services, Inc.
(a)
258 17,992
Castle Biosciences, Inc.
(a)
51 1,216
Clover Health Investments Corp.
(a)
694 3,637
CorVel Corp.
(a)
49 3,063
Cross Country Healthcare, Inc.
(a)
52 687
Guardian Pharmacy Services, Inc., Class A
(a)
41 1,717
HealthEquity, Inc.
(a)
140 12,644
Hinge Health, Inc., Class A
(a)
39 3,237
LifeStance Health Group, Inc.
(a)
401 4,295
National HealthCare Corp. 22 4,650
Nutex Health, Inc.
(a)
8 1,367
Omada Health, Inc.
(a)
49 1,076
Oncology Institute, Inc.
(a)
100 543
Option Care Health, Inc.
(a)
264 5,536
PACS Group, Inc.
(a)
80 3,411
Pediatrix Medical Group, Inc.
(a)
138 3,496

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Privia Health Group, Inc.
(a)
201 5,172
Progyny, Inc.
(a)
119 3,431
Total 102,782
Health Care Technology 0.2%
Certara, Inc.
(a)
184 1,205
Evolent Health, Inc., Class A
(a)
174 943
HealthStream, Inc. 40 1,090
LifeMD, Inc.
(a)
68 281
Phreesia, Inc.
(a)
85 875
Simulations Plus, Inc.
(a)
29 531
Teladoc Health, Inc.
(a)
301 2,552
TruBridge, Inc.
(a)
23 603
Total 8,080
Life Sciences Tools & Services 0.7%
10X Genomics, Inc., Class A
(a)
193 7,401
Adaptive Biotechnologies Corp.
(a)
264 5,663
Alamar Biosciences, Inc.
(a)
67 1,815
Azenta, Inc.
(a)
78 1,991
Codexis, Inc.
(a)
144 325
CryoPort, Inc.
(a)
82 1,287
Fortrea Holdings, Inc.
(a)
161 2,801
Maravai LifeSciences Holdings, Inc., Class A
(a)
181 1,129
Mesa Laboratories, Inc. 9 896
Pacific Biosciences of California, Inc.
(a)
491 825
Total 24,133
Pharmaceuticals 2.2%
Aclaris Therapeutics, Inc.
(a)
196 1,037
Alto Neuroscience, Inc.
(a)
54 1,425
Alumis, Inc.
(a)
148 4,165
Amneal Pharmaceuticals, Inc.
(a)
268 4,640
Amphastar Pharmaceuticals, Inc.
(a)
56 1,130
ANI Pharmaceuticals, Inc.
(a)
34 2,815
Arvinas, Inc.
(a)
93 773
AtaiBeckley, Inc.
(a)
504 2,656
Avalyn Pharma, Inc.
(a)
45 1,481
Collegium Pharmaceutical, Inc.
(a)
55 1,991
CorMedix, Inc.
(a)
124 973
Enliven Therapeutics, Inc.
(a)
80 4,060
Esperion Therapeutics, Inc.
(a)
418 1,321
Evolus, Inc.
(a)
95 659
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Fulcrum Therapeutics, Inc.
(a)
97 355
Harmony Biosciences Holdings, Inc.
(a)
86 3,131
Indivior Pharmaceuticals, Inc.
(a)
188 7,715
Innoviva, Inc.
(a)
125 2,839
Lexicon Pharmaceuticals, Inc.
(a)
378 907
MBX Biosciences, Inc.
(a)
50 2,760
Nektar Therapeutics
(a)
56 3,909
Ocular Therapeutix, Inc.
(a)
344 3,378
Omeros Corp.
(a)
120 1,141
Pacira BioSciences, Inc.
(a)
65 1,649
Perrigo Co. PLC 236 2,452
Phibro Animal Health Corp., Class A 36 1,130
Prestige Consumer Healthcare, Inc.
(a)
80 3,782
Septerna, Inc.
(a)
47 1,574
Supernus Pharmaceuticals, Inc.
(a)
93 4,325
Tarsus Pharmaceuticals, Inc.
(a)
69 4,343
Theravance Biopharma, Inc.
(a)
83 1,411
WaVe Life Sciences Ltd.
(a)
272 1,580
Xeris Biopharma Holdings, Inc.
(a)
284 2,249
Zevra Therapeutics, Inc.
(a)
100 1,434
Total 81,190
Total Health Care 714,016
Industrials 15.1%
Aerospace & Defense 1.4%
AAR Corp.
(a)
65 9,290
Astronics Corp.
(a)
52 4,226
Astronics Corp., Class B
(a)
10 760
Cadre Holdings, Inc. 51 1,454
Innovative Solutions & Support, Inc.
(a)
27 486
Mercury Systems, Inc.
(a)
99 12,111
Moog, Inc., Class A 46 19,496
Park Aerospace Corp. 30 1,145
V2X, Inc.
(a)
51 3,803
Total 52,771
Air Freight & Logistics 0.1%
Hub Group, Inc., Class A 98 4,291
Building Products 1.2%
Apogee Enterprises, Inc. 35 1,601
AZZ, Inc. 49 7,597
Griffon Corp. 63 6,144

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Insteel Industries, Inc. 31 936
Janus International Group, Inc.
(a)
217 1,204
Masterbrand, Inc.
(a)
325 3,344
Quanex Building Products Corp. 71 1,322
UFP Industries, Inc. 92 8,349
Zurn Elkay Water Solutions Corp., Class C 246 12,431
Total 42,928
Commercial Services & Supplies 1.6%
ABM Industries, Inc. 96 4,247
BrightView Holdings, Inc.
(a)
114 1,615
Brink's Co. 68 6,426
Cimpress PLC
(a)
34 3,457
CoreCivic, Inc.
(a)
158 4,800
Deluxe Corp. 74 1,767
Enviri Corp.
(a)
47 1,032
GEO Group, Inc.
(a)
212 6,265
Healthcare Services Group, Inc.
(a)
113 2,775
Interface, Inc. 94 3,369
Liquidity Services, Inc.
(a)
37 1,447
Millerknoll, Inc. 112 2,292
Onterris, Inc.
(a)
55 1,112
OPENLANE, Inc.
(a)
147 6,062
Pitney Bowes, Inc. 225 3,942
UniFirst Corp. 24 6,347
Vestis Corp.
(a)
216 3,136
Total 60,091
Construction & Engineering 2.6%
Arcosa, Inc. 80 11,623
Argan, Inc. 22 17,569
Bowman Consulting Group Ltd.
(a)
24 701
Construction Partners, Inc., Class A
(a)
78 9,264
Fluor Corp.
(a)
229 11,997
Granite Construction, Inc. 72 11,382
Legence Corp., Class A
(a)
89 7,585
Limbach Holdings, Inc.
(a)
19 1,463
MYR Group, Inc.
(a)
25 12,510
NWPX Infrastructure, Inc.
(a)
16 2,399
Orion Group Holdings, Inc.
(a)
64 1,076
Tutor Perini Corp. 75 6,223
Total 93,792
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Electrical Equipment 0.9%
Allient, Inc. 25 2,573
Array Technologies, Inc.
(a)
252 1,867
Atkore, Inc. 55 4,182
EnerSys 60 14,030
LSI Industries, Inc. 59 1,568
Power Solutions International, Inc.
(a)
13 506
Preformed Line Products Co. 4 1,642
Sunrun, Inc.
(a)
383 5,125
Total 31,493
Ground Transportation 0.3%
ArcBest Corp. 36 5,167
Covenant Logistics Group, Inc. 25 1,105
Heartland Express, Inc. 78 1,187
Werner Enterprises, Inc. 98 4,274
Total 11,733
Industrial Conglomerates 0.1%
Brookfield Business Corp., Class A 97 2,895
Machinery 4.5%
Alamo Group, Inc. 19 3,125
Albany International Corp., Class A 47 3,502
Alliance Laundry Holdings, Inc.
(a)
72 1,909
Astec Industries, Inc. 38 2,325
Atmus Filtration Technologies, Inc. 135 6,884
Blue Bird Corp.
(a)
52 4,106
CECO Environmental Corp.
(a)
79 7,168
Douglas Dynamics, Inc. 38 2,050
Energy Recovery, Inc.
(a)
84 758
Enerpac Tool Group Corp. 85 3,048
Enpro, Inc. 35 13,193
ESCO Technologies, Inc. 43 15,051
Federal Signal Corp. 99 12,721
Franklin Electric Co., Inc. 68 7,289
Gorman-Rupp Co. 35 3,211
Greenbrier Cos., Inc. 50 2,451
Helios Technologies, Inc. 55 4,909
Hillman Solutions Corp.
(a)
321 2,709
JBT Marel Corp. 86 12,470
Kadant, Inc. 19 5,970
Kennametal, Inc. 126 4,416

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Lindsay Corp. 17 2,105
Microvast Holdings, Inc.
(a)
265 310
Miller Industries, Inc. 18 921
Mueller Water Products, Inc., Class A 259 6,690
Proto Labs, Inc.
(a)
39 3,179
Standex International Corp. 20 7,153
Tennant Co. 28 2,451
Terex Corp. 187 13,537
Trinity Industries, Inc. 131 4,530
Worthington Enterprises, Inc. 51 2,742
Total 162,883
Marine Transportation 0.3%
Costamare, Inc. 73 1,023
Genco Shipping & Trading Ltd. 54 1,338
Matson, Inc. 49 9,419
Pangaea Logistics Solutions Ltd. 52 338
Total 12,118
Passenger Airlines 0.3%
Allegiant Travel Co.
(a)
40 4,704
SkyWest, Inc.
(a)
65 6,456
Total 11,160
Professional Services 1.1%
Barrett Business Services, Inc. 39 1,385
Clarivate PLC
(a)
566 1,223
Concentrix Corp. 79 1,770
CRA International, Inc. 10 1,423
Exponent, Inc. 80 4,701
Huron Consulting Group, Inc.
(a)
26 2,344
ICF International, Inc. 30 2,186
Kforce, Inc. 28 1,314
Korn Ferry 85 5,658
Legalzoom.com, Inc.
(a)
188 1,152
ManpowerGroup, Inc. 76 2,567
Maximus, Inc. 86 4,623
Resolute Holdings Management, Inc.
(a)
7 1,012
TriNet Group, Inc. 75 3,712
Upwork, Inc.
(a)
196 1,639
Verra Mobility Corp.
(a)
251 1,067
Willdan Group, Inc.
(a)
24 1,898
Total 39,674
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Trading Companies & Distributors 0.7%
BlueLinx Holdings, Inc.
(a)
12 743
Boise Cascade Co. 57 4,425
Custom Truck One Source, Inc.
(a)
100 1,181
DXP Enterprises, Inc.
(a)
21 3,544
McGrath RentCorp 40 4,840
NPK International, Inc.
(a)
133 2,116
Rush Enterprises, Inc., Class A 100 7,298
Rush Enterprises, Inc., Class B 14 1,071
Transcat, Inc.
(a)
15 1,392
Total 26,610
Total Industrials 552,439
Information Technology 15.0%
Communications Equipment 1.6%
ADTRAN Holdings, Inc.
(a)
144 2,002
BK Technologies Corp.
(a)
5 430
Calix, Inc.
(a)
111 4,143
Digi International, Inc.
(a)
71 5,321
Extreme Networks, Inc.
(a)
244 7,898
Harmonic, Inc.
(a)
205 3,348
Lantronix, Inc.
(a)
75 441
NETGEAR, Inc.
(a)
49 1,144
NetScout Systems, Inc.
(a)
133 5,792
Viasat, Inc.
(a)
249 22,362
Vistance Networks, Inc.
(a)
419 5,355
Total 58,236
Electronic Equipment, Instruments &
Components 2.8%
Arlo Technologies, Inc.
(a)
204 2,750
Badger Meter, Inc. 56 8,309
Bel Fuse, Inc., Class A 3 874
Bel Fuse, Inc., Class B 23 7,660
Belden, Inc. 74 8,873
Benchmark Electronics, Inc. 67 6,611
Crane NXT Co. 96 4,911
CTS Corp. 54 3,520
Daktronics, Inc.
(a)
82 1,604
ePlus, Inc. 49 4,078
Insight Enterprises, Inc.
(a)
57 6,943
Itron, Inc.
(a)
84 7,269

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Knowles Corp.
(a)
161 6,678
M-Tron Industries, Inc.
(a)
8 793
Napco Security Technologies, Inc. 67 2,545
PC Connection, Inc. 21 1,533
Plexus Corp.
(a)
51 15,334
Rogers Corp.
(a)
34 5,567
ScanSource, Inc.
(a)
38 1,979
Vishay Precision Group, Inc.
(a)
23 3,448
Total 101,279
IT Services 0.3%
Backblaze, Inc., Class A
(a)
110 1,745
Everforth, Inc.
(a)
76 1,358
Fastly, Inc., Class A
(a)
280 5,141
Globant SA
(a)
80 2,315
Grid Dynamics Holdings, Inc.
(a)
124 704
Hackett Group, Inc. 43 463
Total 11,726
Semiconductors & Semiconductor
Equipment 4.4%
ACM Research, Inc., Class A
(a)
112 14,211
Alpha & Omega Semiconductor Ltd.
(a)
47 2,225
Ambarella, Inc.
(a)
81 6,950
Ambiq Micro, Inc.
(a)
32 2,826
Amtech Systems, Inc.
(a)
23 531
Axcelis Technologies, Inc.
(a)
58 10,988
Canadian Solar, Inc.
(a)
92 1,474
CEVA, Inc.
(a)
52 2,452
Cohu, Inc.
(a)
88 6,504
Diodes, Inc.
(a)
87 9,521
Everspin Technologies, Inc.
(a)
37 895
Ichor Holdings Ltd.
(a)
66 7,410
inTEST Corp.
(a)
21 382
Kulicke & Soffa Industries, Inc. 97 12,975
MaxLinear, Inc.
(a)
161 20,612
NVE Corp. 9 941
Penguin Solutions, Inc.
(a)
94 7,145
Photronics, Inc.
(a)
109 3,546
Power Integrations, Inc. 106 8,879
Silicon Laboratories, Inc.
(a)
62 13,550
Synaptics, Inc.
(a)
61 7,578
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Ultra Clean Holdings, Inc.
(a)
84 11,978
Veeco Instruments, Inc.
(a)
115 8,717
Total 162,290
Software 5.5%
A10 Networks, Inc. 135 5,044
ACI Worldwide, Inc.
(a)
192 9,656
Adeia, Inc. 208 6,849
Agilysys, Inc.
(a)
50 5,225
Alarm.com Holdings, Inc.
(a)
90 4,205
Amplitude, Inc., Class A
(a)
166 1,270
Appian Corp., Class A
(a)
73 1,672
Asana, Inc., Class A
(a)
176 1,232
AvePoint, Inc.
(a)
274 3,072
Blend Labs, Inc., Class A
(a)
294 503
Box, Inc., Class A
(a)
257 6,821
Braze, Inc., Class A
(a)
164 3,557
Cerence, Inc.
(a)
78 883
Clear Secure, Inc., Class A 180 10,031
Commvault Systems, Inc.
(a)
78 11,055
Consensus Cloud Solutions, Inc.
(a)
34 1,297
Daily Journal Corp.
(a)
2 1,202
Five9, Inc.
(a)
142 3,027
Freshworks, Inc., Class A
(a)
393 3,977
Intapp, Inc.
(a)
133 3,353
InterDigital, Inc. 49 13,873
JFrog Ltd.
(a)
204 18,539
Life360, Inc.
(a)
150 8,304
LiveRamp Holdings, Inc.
(a)
111 4,178
Mitek Systems, Inc.
(a)
83 1,671
N-able, Inc.
(a)
130 477
nCino, Inc.
(a)
202 3,303
OneSpan, Inc. 70 1,005
Ooma, Inc.
(a)
48 923
PagerDuty, Inc.
(a)
138 1,332
Progress Software Corp.
(a)
80 2,686
Q2 Holdings, Inc.
(a)
117 5,628
Qualys, Inc.
(a)
67 9,212
Rapid7, Inc.
(a)
125 1,013
Red Violet, Inc.
(a)
21 1,338
Sprinklr, Inc., Class A
(a)
200 1,032

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Sprout Social, Inc., Class A
(a)
100 755
SPS Commerce, Inc.
(a)
69 3,945
Tenable Holdings, Inc.
(a)
207 7,634
Teradata Corp.
(a)
176 6,098
Varonis Systems, Inc.
(a)
210 8,812
Vertex, Inc., Class A
(a)
144 1,653
Weave Communications, Inc.
(a)
122 731
Workiva, Inc.
(a)
97 4,705
Yext, Inc.
(a)
164 766
Zeta Global Holdings Corp., Class A
(a)
427 8,403
Total 201,947
Technology Hardware, Storage &
Peripherals 0.4%
Corsair Gaming, Inc.
(a)
89 861
Diebold Nixdorf, Inc.
(a)
66 5,611
Eastman Kodak Co.
(a)
130 1,203
Infleqtion, Inc.
(a)
366 4,875
Xerox Holdings Corp. 217 679
Total 13,229
Total Information Technology 548,707
Materials 4.2%
Chemicals 2.1%
AdvanSix, Inc. 38 755
Alto Ingredients, Inc.
(a)
101 576
Ashland, Inc. 67 4,415
Aspen Aerogels, Inc.
(a)
103 653
Avient Corp. 134 4,953
Balchem Corp. 47 7,941
Cabot Corp. 75 6,812
Chemours Co. 220 4,514
Ecovyst, Inc.
(a)
158 1,967
Hawkins, Inc. 28 3,979
HB Fuller Co. 80 4,663
Huntsman Corp. 243 2,581
Ingevity Corp.
(a)
51 3,808
Innospec, Inc. 36 2,930
Intrepid Potash, Inc.
(a)
16 524
Koppers Holdings, Inc. 27 1,212
LSB Industries, Inc.
(a)
80 865
Minerals Technologies, Inc. 45 3,329
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Perimeter Solutions, Inc.
(a)
219 7,807
Quaker Chemical Corp. 20 3,177
Sensient Technologies Corp. 62 7,644
Stepan Co. 32 1,783
Total 76,888
Construction Materials 0.2%
Knife River Corp.
(a)
83 6,943
Titan America SA
(a)
36 672
U.S. Lime & Minerals, Inc. 16 1,675
Total 9,290
Containers & Packaging 0.2%
Ardagh Metal Packaging SA 203 962
Greif, Inc., Class A 35 2,608
Myers Industries, Inc. 55 1,942
TriMas Corp. 40 1,801
Total 7,313
Metals & Mining 1.6%
Alpha Metallurgical Resources, Inc.
(a)
15 2,474
Caledonia Mining Corp. PLC 22 420
Century Aluminum Co.
(a)
101 4,647
Commercial Metals Co. 162 10,166
Compass Minerals International, Inc.
(a)
48 1,494
Constellium SE
(a)
183 5,832
Ferroglobe PLC 174 553
Kaiser Aluminum Corp. 24 4,695
Materion Corp. 30 8,922
McEwen, Inc.
(a)
75 1,360
Ryerson Holding Corp. 59 1,452
SSR Mining, Inc.
(a)
303 8,569
SunCoke Energy, Inc. 124 998
Warrior Met Coal, Inc. 76 6,168
Worthington Steel, Inc. 48 1,612
Total 59,362
Paper & Forest Products 0.1%
Magnera Corp.
(a)
52 611
Sylvamo Corp. 49 1,852
Total 2,463
Total Materials 155,316

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Real Estate 5.6%
Diversified REITs 0.7%
American Assets Trust, Inc. 85 2,099
Broadstone Net Lease, Inc. 344 7,110
CTO Realty Growth, Inc. 58 1,248
Essential Properties Realty Trust, Inc. 390 11,641
Gladstone Commercial Corp. 86 1,058
Global Net Lease, Inc. 341 3,049
Total 26,205
Health Care REITs 1.1%
CareTrust REIT, Inc. 425 17,150
Chiron Real Estate, Inc. 22 825
Diversified Healthcare Trust 394 3,664
National Health Investors, Inc. 86 6,558
Sabra Health Care REIT, Inc. 448 8,740
Sila Realty Trust, Inc. 99 3,006
Total 39,943
Hotel & Resort REITs 1.3%
Apple Hospitality REIT, Inc. 397 6,674
DiamondRock Hospitality Co. 366 4,458
Park Hotels & Resorts, Inc. 332 4,731
Pebblebrook Hotel Trust 200 3,882
RLJ Lodging Trust 239 2,832
Ryman Hospitality Properties, Inc. 111 14,268
Service Properties Trust 1,170 1,977
Summit Hotel Properties, Inc. 184 1,290
Sunstone Hotel Investors, Inc. 333 3,813
Xenia Hotels & Resorts, Inc. 166 3,380
Total 47,305
Industrial REITs 0.2%
Innovative Industrial Properties, Inc. 51 3,161
LXP Industrial Trust 104 5,604
Total 8,765
Office REITs 0.7%
Brandywine Realty Trust 299 948
COPT Defense Properties 205 7,460
Douglas Emmett, Inc. 291 3,434
Easterly Government Properties, Inc. 79 1,969
Empire State Realty Trust, Inc., Class A 257 1,390
Highwoods Properties, Inc. 197 5,942
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Piedmont Realty Trust, Inc.
(a)
224 2,050
Postal Realty Trust, Inc., Class A 47 1,158
Total 24,351
Real Estate Management & Development
0.5%
AGNT, Inc. 177 958
Cushman & Wakefield Ltd.
(a)
422 5,651
Marcus & Millichap, Inc. 40 1,247
Newmark Group, Inc., Class A 268 4,049
RE/MAX Holdings, Inc., Class A
(a)
36 355
Real Brokerage, Inc.
(a)
279 508
St. Joe Co. 103 6,450
Total 19,218
Residential REITs 0.0%
NexPoint Residential Trust, Inc. 37 1,033
Retail REITs 0.8%
CBL & Associates Properties, Inc. 47 2,495
Getty Realty Corp. 106 3,536
InvenTrust Properties Corp. 140 4,956
Phillips Edison & Co., Inc. 227 9,449
Tanger, Inc. 203 8,012
Whitestone REIT 89 1,687
Total 30,135
Specialized REITs 0.3%
Outfront Media, Inc. 307 10,057
Total Real Estate 207,012
Utilities 2.7%
Electric Utilities 0.5%
Hawaiian Electric Industries, Inc.
(a)
293 3,964
Otter Tail Corp. 65 5,849
Portland General Electric Co. 196 10,159
Total 19,972
Gas Utilities 1.0%
Brookfield Infrastructure Corp., Class A 204 7,854
New Jersey Resources Corp. 171 9,583
Northwest Natural Holding Co. 71 3,483
ONE Gas, Inc. 106 8,169
Spire, Inc. 98 7,653
Total 36,742

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Multi-Utilities 0.7%
Avista Corp. 140 5,727
Black Hills Corp. 129 9,598
Northwestern Energy Group, Inc. 104 7,448
Unitil Corp. 30 1,581
Total 24,354
Water Utilities 0.5%
American States Water Co. 66 5,453
California Water Service Group 101 4,913
Consolidated Water Co. Ltd. 26 767
H2O America 67 4,072
Middlesex Water Co. 30 1,685
York Water Co. 27 828
Total 17,718
Total Utilities 98,786
Total Common Stocks
(Cost $ 3,231,365 ) 3,651,284
Rights 0 .0%
Consumer Staples 0.0%
Food Products 0.0%
TreeHouse Foods, Inc.
(a),(b),(c)
105 184
1 1 184
Total Consumer Staples 184
Health Care 0.0%
Pharmaceuticals 0.0%
Avadel Pharmaceuticals PLC
(a),(b),(c)
238 131
1 1 131
Total Health Care 131
Total Rights
(Cost $ 355 ) 315
. Shares
.
Value ($)
Money Market Funds 0 .2%
Columbia Short-Term Cash Fund, 3.767%
(d),(e)
8,143 8,138
1 1 1
Total Money Market Funds
(Cost $ 8,138 ) 8,138
Total Investments in Securities
(Cost $ 3,239,858 ) 3,659,737
Other Assets & Liabilities, Net 5,165
Net Assets 3,664,902

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Small Cap ETF | 2026

Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Avadel Pharmaceuticals PLC
02/13/2026
238
152
131
TreeHouse Foods, Inc.
02/11/2026

203

355

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
42,535
(34,397)
—
8,138
—
—
33
8,143
1
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(a) Non-income producing investment.
(b) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At June 30, 2026, the total market value of these securities amounted to $315, which represents less than
0.01% of total net assets. Additional information on these securities is as follows:
(c) Valuation based on significant unobservable inputs.
(d) The rate shown is the seven-day current annualized yield at June 30, 2026.
(e) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
REIT Real Estate Investment Trust

1QT344_(08/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.